Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,424,667	¥ 1,473,624
Reclassification from non-current liabilities (Current portion)	1,823,790	1,715,158
Total	3,248,457	3,188,782
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	976,606	943,905
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	355,667	366,620
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	32,647	122,080
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 59,747	¥ 41,019